Summary of Significant Accounting Policies (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 1,898,982	$ 2,015,851	$ 1,456,911
Cost of Goods Sold		(688,836)	(667,371)	(418,693)
Gross Profit		1,829,730	1,720,055	1,424,216
Other Income		473,674	532,050	1,849,163
Other gains/(losses) - net		11,335	38,413	95,167
Expenses
General and administrative expenses	[1]	3,170,078	5,037,806	3,470,229
Research and development expenses		(1,178,685)	(1,044,528)	(2,257,224)
Selling and marketing expenses			(864,644)	(686,714)
Operating loss			(4,632,782)	(2,987,968)
Finance income			39	1,238
Finance expenses				24,199
Finance costs - net			39	(22,961)
Loss Before Income Tax			(4,632,743)	(3,010,929)
Income Tax Expense
Loss for the period	[1]	$ (2,927,206)	(4,656,421)	(3,068,582)
Revision [Member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Cost of Goods Sold
Gross Profit
Other Income
Other gains/(losses) - net
Expenses
General and administrative expenses			(23,678)	(57,653)
Research and development expenses
Selling and marketing expenses
Operating loss			(23,678)	(57,653)
Finance income
Finance expenses
Finance costs - net
Loss Before Income Tax			(23,678)	(57,653)
Income Tax Expense
Loss for the period			(23,678)	(57,653)
Revised [Member]
Statement Line Items [Line Items]
Revenue from contracts with customers			2,387,426	1,842,909
Cost of Goods Sold			(667,371)	(418,693)
Gross Profit			1,720,055	1,424,216
Other Income			532,050	1,849,163
Other gains/(losses) - net			38,413	95,167
Expenses
Research and development expenses			(1,044,528)	(2,257,224)
Selling and marketing expenses			(864,644)	(686,714)
Operating loss			(4,656,460)	(3,045,621)
Finance income			39	1,238
Finance expenses				(24,199)
Finance costs - net			39	(22,961)
Loss Before Income Tax			(4,656,421)	(3,068,582)
Income Tax Expense

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.